PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 85,717	$ 73,233
Accumulated depreciation	59,514	52,641
Property and equipment, net	26,203	20,592
Depreciation expenses	8,163	6,413	$ 5,004
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	71,571	63,633
Accumulated depreciation	52,645	46,833
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,953	6,643
Accumulated depreciation	4,554	3,865
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,193	2,957
Accumulated depreciation	$ 2,315	$ 1,943